Stock Options, Stock Purchase Plan And Warrants - Warrant Activity (Detail) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding, beginning balance	1,358,333	2,156,750	6,326,750
Warrants, Granted		200,000
Warrants, Exercised		(900,000)	(4,170,000)
Warrants, Expired		(98,417)
Warrants, Cancelled
Warrants outstanding, December 31, 2013	1,358,333	1,358,333	2,156,750
Weighted Average Exercise Price Warrants outstanding, beginning balance	$ 1.24	$ 1.34	$ 0.65
Weighted Average Exercise Price Granted	$ 0.00	$ 1.43
Weighted Average Exercise Price Exercised	$ 0.00	$ 1.50	$ 0.29
Weighted Average Exercise Price Expired	$ 0.00	$ 1.50
Weighted Average Exercise Price Cancelled	0.00
Warrants outstanding, December 31, 2013	$ 1.24	$ 1.24	$ 1.34